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[GRAPHIC APPEARS HERE] [GRAPHIC APPEARS HERE] [GRAPHIC APPEARS HERE]

                               February 27, 2009
                               -----------------

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE Washington, DC 20549

Re: GE Funds -- File Nos. 33-51308 and 811-7142 (the "Registrant")

Ladies and Gentlemen:

We are counsel to the GE Funds (the "Registrant"), and have assisted in the preparation of the enclosed Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of changes to disclosure related to the GE Total Return Fund. Those changes reflect disclosure that we believe would be appropriate if various proposals to be submitted for consideration and approval by the shareholders of that series of the Registrant are approved at a special meeting scheduled for April 2009.

Please contact the undersigned with any questions or comments.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                         [GRAPHIC APPEARS HERE]

(415) 856-7007

davidhearth@paulhastings.com